Fees and Expenses (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents	$ 9,650	$ 19,037	$ 28,400
Agricultural Sector Series [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents	5,750	9,353	17,900
Energy Sector Series [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents	$ 15,400	$ 28,390	$ 46,300